COLUMBIA HIGH YIELD FUND, VARIABLE SERIES
                COLUMBIA REAL ESTATE EQUITY FUND, VARIABLE SERIES
                      LIBERTY EQUITY FUND, VARIABLE SERIES
                                  (THE "FUNDS")

        SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 14, 2003

1. The section of the Prospectus titled THE FUNDS; FEES AND EXPENSES; YOUR EXPENSES is revised in its entirety for each of the Funds as follows:

YOUR EXPENSES: COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

Expenses are one of several factors to consider before you invest in a mutual fund. The table below summarizes the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund and include management fees, 12b-1 fees (if applicable) and other administrative costs, including pricing and custody services. The expenses shown below do not reflect any variable annuity or variable life insurance contract charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                           CLASS A
            Management fee (1) (%)                           0.69
            Distribution and service (12b-1) fees (%)        0.00
            Other expenses (2) (%)                           2.68
            Total annual fund operating expenses (2)(%)      3.37

(1) The Fund pays a management fee of 0.60% and an administration fee of 0.09%.

(2) The Fund's advisor has agreed to waive 0.27% of other expenses. If this waiver were reflected in the table, other expenses would be 2.41% and total annual fund operating expenses would be 3.10%. The advisor also has undertaken to further waive any other expenses attributable to the acquisitions of the Colonial High Yield Securities Fund, Variable Series and Galaxy VIP Columbia High Yield Fund by the Fund. The advisor has undertaken to continue these waivers until April 14, 2004, after which these waivers may be modified or terminated at any time.

EXAMPLE EXPENSES (3)

Example Expenses help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The Example Expenses do not reflect any variable annuity or variable life insurance contract charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The following hypothetical conditions were used in performing the calculations:

      -     $10,000 initial investment

      -     5% total return for each year

      -     Fund operating expenses remain the same

      -     Reinvestment of all dividends and distributions


                       1 YEAR           3 YEARS           5 YEARS           10 YEARS
Class A                 $313             $1,011            $1,732            $3,640

(3) The Example Expenses reflect net expenses (giving effect to the fee waiver described in footnote 2 to the Annual Fund Operating Expenses table above) for the first year and gross expenses (without giving effect to such waiver) thereafter.

YOUR EXPENSES: COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

Expenses are one of several factors to consider before you invest in a mutual fund. The table below summarizes the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund and include management fees, 12b-1 fees (if applicable) and other administrative costs, including pricing and custody services. The expenses shown below do not reflect any variable annuity or variable life insurance contract charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                           CLASS B
            Management fee (4) (%)                           0.69
            Distribution and service (12b-1) fees (5)(%)     0.25
            Other expenses (5) (%)                           2.68
            Total annual fund operating expenses (5) (%)     3.62

(4) The Fund pays a management fee of 0.60% and an administrative fee of 0.09%.

(5) The Fund's adviser has agreed to waive 0.27% of other expenses and the distributor has agreed to waive 0.19% of the 12b-1 fee. If these waivers were reflected in the table, the distribution fee would be 0.06%, other expenses would be 2.41% and total annual fund operating expenses would be 3.16%. The advisor also has undertaken to further waive any other expenses attributable to the acquisitions of the Colonial High Yield Securities Fund, Variable Series and Galaxy VIP Columbia High Yield Fund by the Fund. The advisor has undertaken to continue these waivers until April 14, 2004, after which these waivers may be modified or terminated at any time.

EXAMPLE EXPENSES (6)

     Example Expenses help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The Example Expenses do not reflect any variable annuity or variable life insurance contract charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The following hypothetical conditions were used in performing the calculations:

      -     $10,000 initial investment

      -     5% total return for each year

      -     Fund operating expenses remain the same

      -     Reinvestment of all dividends and distributions


                       1 YEAR           3 YEARS           5 YEARS           10 YEARS
Class B                 $319             $1,066            $1,835            $3,850

(6) The Example Expenses reflect net expenses (giving effect to the fee waiver described in footnote 5 to the Annual Fund Operating Expenses table above) for the first year and gross expenses (without giving effect to such waiver) thereafter.

YOUR EXPENSES: COLUMBIA REAL ESTATE EQUITY FUND, VARIABLE SERIES

     Expenses are one of several factors to consider before you invest in a mutual fund. The table below summarizes the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund and include management fees, 12b-1 fees (if applicable) and other administrative costs, including pricing and custody services. The expenses shown below do not reflect any variable annuity or variable life insurance contract charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                           CLASS A
            Management fee (7) (%)                           0.84
            Distribution and service (12b-1) fees (%)        0.00
            Other expenses (8) (%)                           6.79
            Total annual fund operating expenses (8)(%)      7.63

(7) The Fund pays a management fee of 0.75% and an administrative fee of 0.09%.

(8) The Fund's advisor has agreed to waive 0.90% of the expenses incurred by the Fund. If this waiver were reflected in the table, other expenses would be 5.89% and total annual fund operating expenses would be 6.73%. The advisor has also undertaken to further waive any other expenses attributable to the acquisitions of the Crabbe Huson Real Estate Investment Fund, Variable Series and Galaxy VIP Columbia Real Estate Equity Fund II by the Fund. The advisor has undertaken to continue these waivers until April 14, 2004, after which these waivers may be modified or terminated at any time.

EXAMPLE EXPENSES (9)

Example Expenses help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The Example Expenses do not reflect any variable annuity or variable life insurance contract charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The following hypothetical conditions were used in performing the calculations:

      -     $10,000 initial investment

      -     5% total return for each year

      -     Fund operating expenses remain the same

      -     Reinvestment of all dividends and distributions


                       1 YEAR           3 YEARS           5 YEARS           10 YEARS
Class A                 $667             $2,128            $3,512            $6,667

(9) The Example Expenses reflect net expenses (giving effect to the fee waiver described in footnote 8 to the Annual Fund Operating Expenses table above) for the first year and gross expenses (without giving effect to such waiver) thereafter.

YOUR EXPENSES: COLUMBIA REAL ESTATE EQUITY FUND, VARIABLE SERIES

Expenses are one of several factors to consider before you invest in a mutual fund. The table below summarizes the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund and include management fees, 12b-1 fees (if applicable) and other administrative costs, including pricing and custody services. The expenses shown below do not reflect any variable annuity or variable life insurance contract charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                           CLASS B
            Management fee (10) (%)                          0.84
            Distribution and service (12b-1) fees (%)        0.25
            Other expenses (11) (%)                          6.79
            Total annual fund operating expenses (11)(%)     7.88

(10) The Fund pays a management fee of 0.75% and an administration fee of 0.09%.

(11) The Fund's advisor has agreed to waive 0.90% of the expenses incurred by the Fund. If this waiver were reflected in the table, other expenses would be 5.89% and total annual fund operating expenses would be 6.98%. The advisor has also undertaken to further waive any other expenses attributable to the acquisitions of the Crabbe Huson Real Estate Investment Fund, Variable Series and Galaxy VIP Columbia Real Estate Equity Fund II by the Fund. The advisor has undertaken to continue these waivers until April 14, 2004, after which these waivers may be modified or terminated at any time.

EXAMPLE EXPENSES (12)

Example Expenses help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The Example Expenses do not reflect any variable annuity or variable life insurance contract charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The following hypothetical conditions were used in performing the calculations:

      -     $10,000 initial investment

      -     5% total return for each year

      -     Fund operating expenses remain the same

      -     Reinvestment of all dividends and distributions


                       1 YEAR           3 YEARS           5 YEARS           10 YEARS
Class B                 $691             $2,192            $3,607            $6,804

(12) The Example Expenses reflect net expenses (giving effect to the fee waiver described in footnote 11 to the Annual Fund Operating Expenses table above) for the first year and gross expenses (without giving effect to such waiver) thereafter.

YOUR EXPENSES: LIBERTY EQUITY FUND, VARIABLE SERIES

Expenses are one of several factors to consider before you invest in a mutual fund. The table below summarizes the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund and include management fees, 12b-1 fees (if applicable) and other administrative costs, including pricing and custody services. The expenses shown below do not reflect any variable annuity or variable life insurance contract charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                           CLASS A
            Management fee (13) (%)                          0.84
            Distribution and service (12b-1) fees (%)        0.00
            Other expenses (14) (%)                          0.25
            Total annual fund operating expenses (14)(%)     1.09

(13) The Fund pays a management fee of 0.75% and an administrative fee of 0.09%.

(14) The Fund's advisor has agreed to waive 0.02% of other expenses incurred by the Fund. If this waiver were reflected in the table, other expenses would be 0.23% and total annual fund operating expenses would be 1.07%. The advisor has undertaken to further waive any other expenses attributable to the acquisitions of the Galaxy VIP Growth and Income Fund and Galaxy VIP Equity Fund by the Fund. The advisor has undertaken to continue these waivers until April 14, 2004, after which these waivers may be modified or terminated at any time.

EXAMPLE EXPENSES (15)

Example Expenses help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The Example Expenses do not reflect any variable annuity or variable life insurance contract charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The following hypothetical conditions were used in performing the calculations:

      -     $10,000 initial investment

      -     5% total return for each year

      -     Fund operating expenses remain the same

      -     Reinvestment of all dividends and distributions


                       1 YEAR           3 YEARS           5 YEARS           10 YEARS
Class A                 $109              $345              $599             $1,327

(15) The Example Expenses reflect net expenses (giving effect to the fee waiver described in footnote 14 to the Annual Fund Operating Expenses table above) for the first year and gross expenses (without giving effect to such waiver) thereafter.

YOUR EXPENSES: LIBERTY EQUITY FUND, VARIABLE SERIES

Expenses are one of several factors to consider before you invest in a mutual fund. The table below summarizes the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund and include management fees, 12b-1 fees (if applicable) and other administrative costs, including pricing and custody services. The expenses shown below do not reflect any variable annuity or variable life insurance contract charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                           CLASS B
            Management fee (16) (%)                          0.84
            Distribution and service (12b-1) fees (%)        0.25
            Other expenses (17) (%)                          0.25
            Total annual fund operating expenses (17)(%)     1.34

(16) The Fund pays a management fee of 0.75% and an administrative fee of 0.09%.

(17) The Fund's advisor has agreed to waive 0.02% of other expenses incurred by the Fund. If this waiver were reflected in the table, other expenses would be 0.23% and total annual fund operating expenses would be 1.32%. The advisor has also undertaken to further waive any other expenses attributable to the acquisitions of the Galaxy VIP Growth & Income Fund and Galaxy VIP Equity Fund by the Fund. The advisor has undertaken to continue these waivers until April 14, 2004, after which these waivers may be modified or terminated at any time.

EXAMPLE EXPENSES (18)

Example Expenses help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The Example Expenses do not reflect any variable annuity or variable life insurance contract charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The following hypothetical conditions were used in performing the calculations:

      -     $10,000 initial investment

      -     5% total return for each year

      -     Fund operating expenses remain the same

      -     Reinvestment of all dividends and distributions


                       1 YEAR           3 YEARS           5 YEARS           10 YEARS
Class B                 $134              $423              $732             $1,611

(18) The Example Expenses reflect net expenses (giving effect to the fee waiver described in footnote 17 to the Annual Fund Operating Expenses table above) for the first year and gross expenses (without giving effect to such waiver) thereafter.

2. The section of the Statement of Additional Information titled INVESTMENT RESTRICTIONS is amended for each Fund by adding the following paragraph immediately after the list of Fundamental Investment Policies:

With respect to (4) above, the Fund, with respect to 75% of its total assets, may not purchase any security if, as a result, more than 5% of its total assets would then be invested in the securities of a single issuer (other than the U.S. Government, its agencies or instrumentalities).

                                                                  April 17, 2003